Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (3.7%)
	ANZ Group Holdings Ltd.	1,275,287	23,960
	Rio Tinto Ltd.	281,180	22,273
	Goodman Group	859,625	19,831
			66,064
Brazil (1.1%)
	Telefonica Brasil SA	2,444,590	19,827
Canada (5.1%)
[1]	Nutrien Ltd.	441,133	22,459
	Cenovus Energy Inc.	969,888	19,064
	Barrick Gold Corp.	1,086,316	18,121
*	Shopify Inc. Class A	264,955	17,510
[1]	ARC Resources Ltd.	725,176	12,939
			90,093
China (9.0%)
	Tencent Holdings Ltd.	883,347	41,906
*	Trip.com Group Ltd.	328,283	15,536
	Midea Group Co. Ltd. Class A	1,732,134	15,357
	ANTA Sports Products Ltd.	1,540,744	14,736
	Fuyao Glass Industry Group Co. Ltd. Class A	2,199,100	14,494
	Tsingtao Brewery Co. Ltd. Class A	1,391,071	13,912
*	PICC Property & Casualty Co. Ltd. Class H	11,093,898	13,754
	ENN Energy Holdings Ltd.	1,453,500	11,973
	KE Holdings Inc. Class A	1,791,561	8,609
	Proya Cosmetics Co. Ltd. Class A	553,321	8,433
			158,710
Denmark (2.4%)
	Novo Nordisk A/S Class B	291,015	41,640
Finland (0.9%)
	Nokia OYJ	4,326,817	16,468
France (5.0%)
	Engie SA	1,674,418	23,978
	Capgemini SE	92,218	18,318
	Accor SA	397,435	16,263
	Societe Generale SA	648,536	15,248
	BNP Paribas SA	215,710	13,795
			87,602
Germany (9.6%)
	Siemens AG (Registered)	162,880	30,316
	SAP SE	140,211	28,165
	Allianz SE (Registered)	100,495	27,911
	adidas AG	109,799	26,216
	RWE AG	586,510	20,121
	Deutsche Telekom AG (Registered)	776,579	19,520
	Beiersdorf AG	115,747	16,941
			169,190
India (5.3%)
	Axis Bank Ltd.	1,727,515	26,180
	Larsen & Toubro Ltd.	379,434	16,118
	ICICI Bank Ltd.	1,071,465	15,422
	Bajaj Auto Ltd.	109,024	12,420
	Mahindra & Mahindra Ltd.	348,228	11,954
	UltraTech Cement Ltd.	82,010	11,458
			93,552
Ireland (1.0%)
	AIB Group plc	3,279,580	17,320

		Shares	Market Value ($000)
Italy (1.1%)
	FinecoBank Banca Fineco SpA	1,278,355	18,995
Japan (13.6%)
	ITOCHU Corp.	614,112	30,188
	Sony Group Corp.	325,726	27,759
	Recruit Holdings Co. Ltd.	504,799	27,162
	Otsuka Holdings Co. Ltd.	621,240	26,245
	Renesas Electronics Corp.	1,314,000	24,919
	Mitsui Fudosan Co. Ltd.	2,638,773	24,287
	Isuzu Motors Ltd.	1,562,429	20,772
	Japan Post Insurance Co. Ltd.	815,200	15,854
	Daito Trust Construction Co. Ltd.	145,076	15,017
	MS&AD Insurance Group Holdings Inc.	467,021	10,427
	MatsukiyoCocokara & Co.	684,100	9,824
	Nomura Holdings Inc.	1,306,142	7,545
			239,999
Mexico (1.2%)
	Wal-Mart de Mexico SAB de CV	6,358,949	21,640
Netherlands (5.2%)
	ASML Holding NV	34,621	35,285
	AerCap Holdings NV	307,883	28,695
	Coca-Cola Europacific Partners plc	250,515	18,255
*	Koninklijke Philips NV	408,117	10,263
			92,498
Other (1.3%)
[2]	Vanguard FTSE Developed Markets ETF	482,121	23,826
Philippines (0.7%)
	BDO Unibank Inc.	5,612,973	12,259
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Saudi Arabia (1.0%)
	Saudi Awwal Bank	1,716,504	17,722
Singapore (1.9%)
	DBS Group Holdings Ltd.	908,547	23,930
*	Grab Holdings Ltd. Class A	2,736,922	9,716
			33,646
South Korea (5.1%)
	Samsung Electronics Co. Ltd.	508,323	29,917
	SK Hynix Inc.	166,683	28,287
	Hyundai Motor Co.	97,317	20,754
	KB Financial Group Inc.	194,780	11,079
			90,037
Spain (2.3%)
	Industria de Diseno Textil SA	430,105	21,343
	Banco Bilbao Vizcaya Argentaria SA	1,845,105	18,522
			39,865
Sweden (2.3%)
	Volvo AB Class B	1,111,651	28,563
*	Spotify Technology SA	37,150	11,658
			40,221
Switzerland (2.9%)
	Novartis AG (Registered)	341,867	36,399
	Holcim AG	168,002	14,850
			51,249
Taiwan (5.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,272,045	67,315
	MediaTek Inc.	464,000	19,984
	Uni-President Enterprises Corp.	5,133,000	12,864
			100,163
United Kingdom (11.6%)
	Shell plc	1,131,999	40,603

			Shares	Market Value ($000)
		HSBC Holdings plc	3,344,814	28,872
		BAE Systems plc	1,698,436	28,290
		Glencore plc	4,657,138	26,500
		GSK plc	1,196,305	23,010
		Tesco plc	4,435,870	17,135
*		International Consolidated Airlines Group SA	8,372,769	17,122
		Haleon plc	3,531,523	14,369
		Intermediate Capital Group plc	305,644	8,382
				204,283
Total Common Stocks (Cost $1,527,762)				1,746,869
		Coupon
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund (Cost $57,420)	5.380%	574,257	57,420
Total Investments (102.3%) (Cost $1,585,182)				1,804,289
Other Assets and Liabilities—Net (-2.3%)				(40,424)
Net Assets (100%)				1,763,865
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,970,000.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $37,203,000 was received for securities on loan.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	131,560	—	—	131,560
Common Stocks—Other	92,150	1,523,159	—	1,615,309
Temporary Cash Investments	57,420	—	—	57,420
Total	281,130	1,523,159	—	1,804,289
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard FTSE Developed Markets ETF	9,262	184,364	172,234	740	1,694	834	—	23,826
Vanguard Market Liquidity Fund	27,230	NA1	NA1	(1)	(1)	740	—	57,420
Total	36,492	184,364	172,234	739	1,693	1,574	—	81,246
1	Not applicable—purchases and sales are for temporary cash investment purposes.